Other financial information - Commitments given and received (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Jan. 14, 2022
Other financial information
Total commitments given	€ 106,342	€ 133,633
Total commitments received	226	383
CRO
Other financial information
Total commitments given	65,247	93,553
CMO
Other financial information
Total commitments given	6,846	7,464
Lease
Other financial information
Total commitments given		1,041
Others
Other financial information
Total commitments given	34,249	31,576
Agreements concerning the provision of facilities
Other financial information
Total commitments received	226	383
Contract CRO with Pharmaceutical Research Associates B.V.
Other financial information
Total commitments given	61,300	277,600		€ 13,300
Bonus or malus capped amount		700
Others
Other financial information
Total commitments given	34,200	31,600
China | Contract CRO with Pharmaceutical Research Associates B.V.
Other financial information
Total commitments given		€ 23,900
Supplier Fisher Clinical | Others
Other financial information
Total commitments given	6,200		€ 8,300
Supplier Marken SAS | Others
Other financial information
Total commitments given	€ 4,900		€ 5,300